Property and Equipment, Net and Right-of-Use Assets, Net - Schedule of Timing of Future Contractual Lease Payments (Details) - Property, plant and equipment [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amounts payable under leases:
Present value of lease liabilities	R$ 2,157	R$ 1,891
Less: Interest to be appropriated	(417)	(302)
Up to 1 year [Member]
Amounts payable under leases:
Present value of lease liabilities	1,236	959
From 2 to 3 years [Member]
Amounts payable under leases:
Present value of lease liabilities	R$ 1,338	R$ 1,234